CONSOLIDATED BALANCE SHEETS [Parenthetical] (USD $)	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for doubtful accounts receivable (in dollars)	$ 9,600	$ 9,600	$ 0
Net of unamortized discount (in dollars)	0	17,088
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	20,000,000	20,000,000	20,000,000
Common stock, shares issued	8,499,898	6,723,993	2,711,750
Common stock, shares outstanding	8,499,898	6,723,993	2,711,750
Series A Convertible Preferred Stock [Member]
Convertible preferred stock, par value (in dollars per share)		$ 0.01	$ 0.01
Convertible preferred stock, shares authorized		313,960	313,960
Convertible preferred stock, shares issued		0	262,135
Convertible preferred stock, shares outstanding		0	262,135
Series B Convertible Preferred Stock [Member]
Convertible preferred stock, par value (in dollars per share)		$ 0.01	$ 0.01
Convertible preferred stock, shares authorized		279,256	279,256
Convertible preferred stock, shares issued		0	88,711
Convertible preferred stock, shares outstanding		0	88,711
Series C Convertible Preferred Stock [Member]
Convertible preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Convertible preferred stock, shares authorized	88,098	88,098	88,098
Convertible preferred stock, shares issued	88,098	88,098	0
Convertible preferred stock, shares outstanding	88,098	88,098	0
Convertible preferred stock, liquidation value (in dollars)	1,101,225	1,101,225
Series D Convertible Preferred Stock [Member]
Convertible preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Convertible preferred stock, shares authorized	850	850	850
Convertible preferred stock, shares issued	300	743	0
Convertible preferred stock, shares outstanding	300	743	0
Convertible preferred stock, liquidation value (in dollars)	$ 300,000	$ 743,000